Shareholder Report	12 Months Ended	106 Months Ended
	Nov. 30, 2025 USD ($) shares	Nov. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Advisor Series I
Entity Central Index Key	0000722574
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Fidelity Advisor Stock Selector Mid Cap Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Stock Selector Mid Cap Fund
Class Name	Fidelity Advisor® Stock Selector Mid Cap Fund Class C
Trading Symbol	FMCEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Stock Selector Mid Cap Fund for the period December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 170	1.69%

Expenses Paid, Amount	$ 170
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. mid-cap equities finished about where they started for the 12 months ending November 30, 2025. Share prices declined through early April amid increasing trade tension, but a 90-day pause in most tariffs on April 9 spurred a historically fast rebound, aided by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P MidCap 400 Index for the fiscal year, led by the consumer discretionary sector. Picks in financials, primarily among banks, as well as in health care and information technology, also boosted the fund's relative performance.
•The fund's non-benchmark stake in Howmet Aerospace gained approximately 73% and was the top individual relative contributor. The stock was one of the fund's largest holdings this period. Out-of-index exposure to Western Digital (+307%), a position we established this period, helped as well. Another notable relative contributor was an overweight in Coherent (+57%), where we increased our allocation, making it the fund's biggest holding at period end.
•In contrast, the largest relative detractors from performance versus the benchmark were stock selection and an underweight in energy. Investment choices in materials also hurt.
•The biggest individual relative detractor was an underweight in Lumentum Holdings (+274%), a position that was no longer held at period end. A non-benchmark stake in Baldwin Insurance Group returned -41% and hurt as well. An underweight in Comfort Systems USA (+99%), a holding we established this period, also proved detrimental to performance.
•Notable changes in positioning include increased exposure to the information technology sector and a lower allocation to materials stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2015 through November 30, 2025. Initial investment of $10,000. Class C $10,000 $10,471 $12,535 $12,859 $14,309 $15,468 $18,910 $17,886 $18,143 $23,965 $24,499 S&P MidCap 400® Index $10,000 $11,323 $13,421 $13,486 $14,680 $16,104 $20,368 $19,698 $19,928 $26,576 $26,515 S&P 500® Index $10,000 $10,806 $13,277 $14,111 $16,384 $19,244 $24,617 $22,350 $25,443 $34,066 $39,175 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 0.50% 9.30% 9.37% Class C 1.48% 9.30% 9.37% S&P MidCap 400® Index -0.23% 10.49% 10.24% S&P 500® Index 15.00% 15.28% 14.63% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,207,566,570	$ 2,207,566,570
Holdings Count | shares	207	207
Advisory Fees Paid, Amount	$ 14,909,110
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$2,207,566,570
Number of Holdings	207
Total Advisory Fee	$14,909,110
Portfolio Turnover	55%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 24.2 Financials 15.9 Information Technology 14.1 Consumer Discretionary 11.3 Health Care 9.0 Real Estate 6.8 Materials 4.5 Consumer Staples 4.4 Energy 4.1 Utilities 3.5 Communication Services 1.3 Common Stocks 99.1 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 United States 93.3 Puerto Rico 1.1 Japan 1.1 United Kingdom 0.7 France 0.7 Chile 0.6 Canada 0.5 Finland 0.5 Grand Cayman (UK Overseas Ter) 0.5 Others 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.3 Puerto Rico - 1.1 Japan - 1.1 United Kingdom - 0.7 France - 0.7 Chile - 0.6 Canada - 0.5 Finland - 0.5 Grand Cayman (UK Overseas Ter) - 0.5 Others - 1.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Coherent Corp 1.9 Bancorp Inc/The 1.6 XPO Inc 1.5 Wesco International Inc 1.5 ITT Inc 1.4 Flowserve Corp 1.3 Carpenter Technology Corp 1.3 Twilio Inc Class A 1.2 CACI International Inc 1.2 MACOM Technology Solutions Holdings Inc 1.2 14.1
Fidelity Advisor Stock Selector Mid Cap Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Stock Selector Mid Cap Fund
Class Name	Fidelity Advisor® Stock Selector Mid Cap Fund Class A
Trading Symbol	FMCDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Stock Selector Mid Cap Fund for the period December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 95	0.94%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. mid-cap equities finished about where they started for the 12 months ending November 30, 2025. Share prices declined through early April amid increasing trade tension, but a 90-day pause in most tariffs on April 9 spurred a historically fast rebound, aided by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P MidCap 400 Index for the fiscal year, led by the consumer discretionary sector. Picks in financials, primarily among banks, as well as in health care and information technology, also boosted the fund's relative performance.
•The fund's non-benchmark stake in Howmet Aerospace gained approximately 73% and was the top individual relative contributor. The stock was one of the fund's largest holdings this period. Out-of-index exposure to Western Digital (+307%), a position we established this period, helped as well. Another notable relative contributor was an overweight in Coherent (+57%), where we increased our allocation, making it the fund's biggest holding at period end.
•In contrast, the largest relative detractors from performance versus the benchmark were stock selection and an underweight in energy. Investment choices in materials also hurt.
•The biggest individual relative detractor was an underweight in Lumentum Holdings (+274%), a position that was no longer held at period end. A non-benchmark stake in Baldwin Insurance Group returned -41% and hurt as well. An underweight in Comfort Systems USA (+99%), a holding we established this period, also proved detrimental to performance.
•Notable changes in positioning include increased exposure to the information technology sector and a lower allocation to materials stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2015 through November 30, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,942 $11,995 $12,398 $13,901 $15,151 $18,665 $17,795 $18,192 $24,030 $24,565 S&P MidCap 400® Index $10,000 $11,323 $13,421 $13,486 $14,680 $16,104 $20,368 $19,698 $19,928 $26,576 $26,515 S&P 500® Index $10,000 $10,806 $13,277 $14,111 $16,384 $19,244 $24,617 $22,350 $25,443 $34,066 $39,175 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) -3.65% 8.85% 9.40% Class A (without 5.75% sales charge) 2.23% 10.15% 10.05% S&P MidCap 400® Index -0.23% 10.49% 10.24% S&P 500® Index 15.00% 15.28% 14.63% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,207,566,570	$ 2,207,566,570
Holdings Count | shares	207	207
Advisory Fees Paid, Amount	$ 14,909,110
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$2,207,566,570
Number of Holdings	207
Total Advisory Fee	$14,909,110
Portfolio Turnover	55%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 24.2 Financials 15.9 Information Technology 14.1 Consumer Discretionary 11.3 Health Care 9.0 Real Estate 6.8 Materials 4.5 Consumer Staples 4.4 Energy 4.1 Utilities 3.5 Communication Services 1.3 Common Stocks 99.1 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 United States 93.3 Puerto Rico 1.1 Japan 1.1 United Kingdom 0.7 France 0.7 Chile 0.6 Canada 0.5 Finland 0.5 Grand Cayman (UK Overseas Ter) 0.5 Others 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.3 Puerto Rico - 1.1 Japan - 1.1 United Kingdom - 0.7 France - 0.7 Chile - 0.6 Canada - 0.5 Finland - 0.5 Grand Cayman (UK Overseas Ter) - 0.5 Others - 1.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Coherent Corp 1.9 Bancorp Inc/The 1.6 XPO Inc 1.5 Wesco International Inc 1.5 ITT Inc 1.4 Flowserve Corp 1.3 Carpenter Technology Corp 1.3 Twilio Inc Class A 1.2 CACI International Inc 1.2 MACOM Technology Solutions Holdings Inc 1.2 14.1
Fidelity Advisor Small Cap Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Small Cap Fund
Class Name	Fidelity Advisor® Small Cap Fund Class Z
Trading Symbol	FZAOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Small Cap Fund for the period December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 85	0.83%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 2000 Index for the fiscal year, most notably in the health care sector. Also hurting our result were picks in materials and communication services, primarily within the media & entertainment industry.
•The largest individual relative detractor was a non-benchmark stake in Wix.com (-57%). An overweight in Simply Good Foods (-51%), where we increased our stake this period, hurt as well. Not owning Credo Technology, a benchmark component that gained 263%, was another negative.
•In contrast, the biggest contributor to performance versus the benchmark was stock selection in financials, primarily within the financial services industry. Picks in industrials, capital goods firms in particular, as well as consumer discretionary, further boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Sterling Infrastructure (+76%), one of our biggest holdings. Outsized exposure to Fabrinet (+94%) also helped. The stock was one of the fund's largest holdings. An overweight in IES Holdings (+82%), a stake we established this period, proved advantageous as well. The stock was one of our biggest holdings at the end of November.
•Notable changes in positioning included decreased exposure to the consumer discretionary sector and a higher allocation to energy stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2015 through November 30, 2025. Initial investment of $10,000. Class Z $10,000 $10,173 $11,920 $11,347 $12,989 $14,577 $19,789 $17,123 $17,385 $23,593 $24,534 Russell 2000® Index $10,000 $11,208 $13,263 $13,339 $14,341 $16,291 $19,879 $17,292 $16,848 $22,987 $23,928 Russell 3000® Index $10,000 $10,831 $13,243 $13,975 $16,140 $19,210 $24,270 $21,648 $24,378 $32,784 $37,239 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class Z 3.99% 10.97% 9.39% Russell 2000® Index 4.09% 7.99% 9.12% Russell 3000® Index 13.59% 14.15% 14.05% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,063,100,027	$ 2,063,100,027
Holdings Count | shares	146	146
Advisory Fees Paid, Amount	$ 18,166,528
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$2,063,100,027
Number of Holdings	146
Total Advisory Fee	$18,166,528
Portfolio Turnover	34%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 20.1 Financials 18.2 Health Care 15.5 Information Technology 14.5 Consumer Discretionary 8.6 Energy 6.2 Materials 5.4 Real Estate 5.0 Consumer Staples 2.5 Utilities 2.4 Communication Services 0.7 Common Stocks 99.1 Domestic Equity Funds 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.1 Domestic Equity Funds - 1.0 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% United States 89.8 Canada 4.5 Thailand 1.8 United Kingdom 1.7 Israel 1.2 Netherlands 0.5 Japan 0.4 Puerto Rico 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.8 Canada - 4.5 Thailand - 1.8 United Kingdom - 1.7 Israel - 1.2 Netherlands - 0.5 Japan - 0.4 Puerto Rico - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) FirstCash Holdings Inc 1.9 Fabrinet 1.8 Sanmina Corp 1.8 PennyMac Financial Services Inc 1.6 Sterling Infrastructure Inc 1.6 Nextpower Inc Class A 1.5 Carpenter Technology Corp 1.5 TD SYNNEX Corp 1.5 IES Holdings Inc 1.5 Ensign Group Inc/The 1.4 16.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Small Cap Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Small Cap Fund
Class Name	Fidelity Advisor® Small Cap Fund Class M
Trading Symbol	FSCTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Small Cap Fund for the period December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 148	1.45%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 2000 Index for the fiscal year, most notably in the health care sector. Also hurting our result were picks in materials and communication services, primarily within the media & entertainment industry.
•The largest individual relative detractor was a non-benchmark stake in Wix.com (-57%). An overweight in Simply Good Foods (-51%), where we increased our stake this period, hurt as well. Not owning Credo Technology, a benchmark component that gained 263%, was another negative.
•In contrast, the biggest contributor to performance versus the benchmark was stock selection in financials, primarily within the financial services industry. Picks in industrials, capital goods firms in particular, as well as consumer discretionary, further boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Sterling Infrastructure (+76%), one of our biggest holdings. Outsized exposure to Fabrinet (+94%) also helped. The stock was one of the fund's largest holdings. An overweight in IES Holdings (+82%), a stake we established this period, proved advantageous as well. The stock was one of our biggest holdings at the end of November.
•Notable changes in positioning included decreased exposure to the consumer discretionary sector and a higher allocation to energy stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2015 through November 30, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,756 $11,357 $10,741 $12,216 $13,620 $18,375 $15,797 $15,938 $21,492 $22,218 Russell 2000® Index $10,000 $11,208 $13,263 $13,339 $14,341 $16,291 $19,879 $17,292 $16,848 $22,987 $23,928 Russell 3000® Index $10,000 $10,831 $13,243 $13,975 $16,140 $19,210 $24,270 $21,648 $24,378 $32,784 $37,239 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) -0.24% 9.50% 8.31% Class M (without 3.50% sales charge) 3.38% 10.28% 8.70% Russell 2000® Index 4.09% 7.99% 9.12% Russell 3000® Index 13.59% 14.15% 14.05% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,063,100,027	$ 2,063,100,027
Holdings Count | shares	146	146
Advisory Fees Paid, Amount	$ 18,166,528
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$2,063,100,027
Number of Holdings	146
Total Advisory Fee	$18,166,528
Portfolio Turnover	34%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 20.1 Financials 18.2 Health Care 15.5 Information Technology 14.5 Consumer Discretionary 8.6 Energy 6.2 Materials 5.4 Real Estate 5.0 Consumer Staples 2.5 Utilities 2.4 Communication Services 0.7 Common Stocks 99.1 Domestic Equity Funds 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.1 Domestic Equity Funds - 1.0 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% United States 89.8 Canada 4.5 Thailand 1.8 United Kingdom 1.7 Israel 1.2 Netherlands 0.5 Japan 0.4 Puerto Rico 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.8 Canada - 4.5 Thailand - 1.8 United Kingdom - 1.7 Israel - 1.2 Netherlands - 0.5 Japan - 0.4 Puerto Rico - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) FirstCash Holdings Inc 1.9 Fabrinet 1.8 Sanmina Corp 1.8 PennyMac Financial Services Inc 1.6 Sterling Infrastructure Inc 1.6 Nextpower Inc Class A 1.5 Carpenter Technology Corp 1.5 TD SYNNEX Corp 1.5 IES Holdings Inc 1.5 Ensign Group Inc/The 1.4 16.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Small Cap Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Small Cap Fund
Class Name	Fidelity Advisor® Small Cap Fund Class I
Trading Symbol	FSCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Small Cap Fund for the period December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 97	0.95%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 2000 Index for the fiscal year, most notably in the health care sector. Also hurting our result were picks in materials and communication services, primarily within the media & entertainment industry.
•The largest individual relative detractor was a non-benchmark stake in Wix.com (-57%). An overweight in Simply Good Foods (-51%), where we increased our stake this period, hurt as well. Not owning Credo Technology, a benchmark component that gained 263%, was another negative.
•In contrast, the biggest contributor to performance versus the benchmark was stock selection in financials, primarily within the financial services industry. Picks in industrials, capital goods firms in particular, as well as consumer discretionary, further boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Sterling Infrastructure (+76%), one of our biggest holdings. Outsized exposure to Fabrinet (+94%) also helped. The stock was one of the fund's largest holdings. An overweight in IES Holdings (+82%), a stake we established this period, proved advantageous as well. The stock was one of our biggest holdings at the end of November.
•Notable changes in positioning included decreased exposure to the consumer discretionary sector and a higher allocation to energy stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2015 through November 30, 2025. Initial investment of $10,000. Class I $10,000 $10,158 $11,885 $11,299 $12,910 $14,468 $19,615 $16,946 $17,178 $23,289 $24,186 Russell 2000® Index $10,000 $11,208 $13,263 $13,339 $14,341 $16,291 $19,879 $17,292 $16,848 $22,987 $23,928 Russell 3000® Index $10,000 $10,831 $13,243 $13,975 $16,140 $19,210 $24,270 $21,648 $24,378 $32,784 $37,239 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 3.85% 10.82% 9.23% Russell 2000® Index 4.09% 7.99% 9.12% Russell 3000® Index 13.59% 14.15% 14.05% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,063,100,027	$ 2,063,100,027
Holdings Count | shares	146	146
Advisory Fees Paid, Amount	$ 18,166,528
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$2,063,100,027
Number of Holdings	146
Total Advisory Fee	$18,166,528
Portfolio Turnover	34%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 20.1 Financials 18.2 Health Care 15.5 Information Technology 14.5 Consumer Discretionary 8.6 Energy 6.2 Materials 5.4 Real Estate 5.0 Consumer Staples 2.5 Utilities 2.4 Communication Services 0.7 Common Stocks 99.1 Domestic Equity Funds 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.1 Domestic Equity Funds - 1.0 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% United States 89.8 Canada 4.5 Thailand 1.8 United Kingdom 1.7 Israel 1.2 Netherlands 0.5 Japan 0.4 Puerto Rico 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.8 Canada - 4.5 Thailand - 1.8 United Kingdom - 1.7 Israel - 1.2 Netherlands - 0.5 Japan - 0.4 Puerto Rico - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) FirstCash Holdings Inc 1.9 Fabrinet 1.8 Sanmina Corp 1.8 PennyMac Financial Services Inc 1.6 Sterling Infrastructure Inc 1.6 Nextpower Inc Class A 1.5 Carpenter Technology Corp 1.5 TD SYNNEX Corp 1.5 IES Holdings Inc 1.5 Ensign Group Inc/The 1.4 16.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Small Cap Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Small Cap Fund
Class Name	Fidelity Advisor® Small Cap Fund Class C
Trading Symbol	FSCEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Small Cap Fund for the period December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 198	1.95%

Expenses Paid, Amount	$ 198
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 2000 Index for the fiscal year, most notably in the health care sector. Also hurting our result were picks in materials and communication services, primarily within the media & entertainment industry.
•The largest individual relative detractor was a non-benchmark stake in Wix.com (-57%). An overweight in Simply Good Foods (-51%), where we increased our stake this period, hurt as well. Not owning Credo Technology, a benchmark component that gained 263%, was another negative.
•In contrast, the biggest contributor to performance versus the benchmark was stock selection in financials, primarily within the financial services industry. Picks in industrials, capital goods firms in particular, as well as consumer discretionary, further boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Sterling Infrastructure (+76%), one of our biggest holdings. Outsized exposure to Fabrinet (+94%) also helped. The stock was one of the fund's largest holdings. An overweight in IES Holdings (+82%), a stake we established this period, proved advantageous as well. The stock was one of our biggest holdings at the end of November.
•Notable changes in positioning included decreased exposure to the consumer discretionary sector and a higher allocation to energy stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2015 through November 30, 2025. Initial investment of $10,000. Class C $10,000 $10,050 $11,639 $10,955 $12,384 $13,730 $18,415 $15,743 $15,794 $21,354 $22,130 Russell 2000® Index $10,000 $11,208 $13,263 $13,339 $14,341 $16,291 $19,879 $17,292 $16,848 $22,987 $23,928 Russell 3000® Index $10,000 $10,831 $13,243 $13,975 $16,140 $19,210 $24,270 $21,648 $24,378 $32,784 $37,239 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 2.01% 9.68% 8.27% Class C 2.83% 9.68% 8.27% Russell 2000® Index 4.09% 7.99% 9.12% Russell 3000® Index 13.59% 14.15% 14.05% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,063,100,027	$ 2,063,100,027
Holdings Count | shares	146	146
Advisory Fees Paid, Amount	$ 18,166,528
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$2,063,100,027
Number of Holdings	146
Total Advisory Fee	$18,166,528
Portfolio Turnover	34%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 20.1 Financials 18.2 Health Care 15.5 Information Technology 14.5 Consumer Discretionary 8.6 Energy 6.2 Materials 5.4 Real Estate 5.0 Consumer Staples 2.5 Utilities 2.4 Communication Services 0.7 Common Stocks 99.1 Domestic Equity Funds 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.1 Domestic Equity Funds - 1.0 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% United States 89.8 Canada 4.5 Thailand 1.8 United Kingdom 1.7 Israel 1.2 Netherlands 0.5 Japan 0.4 Puerto Rico 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.8 Canada - 4.5 Thailand - 1.8 United Kingdom - 1.7 Israel - 1.2 Netherlands - 0.5 Japan - 0.4 Puerto Rico - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) FirstCash Holdings Inc 1.9 Fabrinet 1.8 Sanmina Corp 1.8 PennyMac Financial Services Inc 1.6 Sterling Infrastructure Inc 1.6 Nextpower Inc Class A 1.5 Carpenter Technology Corp 1.5 TD SYNNEX Corp 1.5 IES Holdings Inc 1.5 Ensign Group Inc/The 1.4 16.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Small Cap Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Small Cap Fund
Class Name	Fidelity Advisor® Small Cap Fund Class A
Trading Symbol	FSCDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Small Cap Fund for the period December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 122	1.20%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 2000 Index for the fiscal year, most notably in the health care sector. Also hurting our result were picks in materials and communication services, primarily within the media & entertainment industry.
•The largest individual relative detractor was a non-benchmark stake in Wix.com (-57%). An overweight in Simply Good Foods (-51%), where we increased our stake this period, hurt as well. Not owning Credo Technology, a benchmark component that gained 263%, was another negative.
•In contrast, the biggest contributor to performance versus the benchmark was stock selection in financials, primarily within the financial services industry. Picks in industrials, capital goods firms in particular, as well as consumer discretionary, further boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Sterling Infrastructure (+76%), one of our biggest holdings. Outsized exposure to Fabrinet (+94%) also helped. The stock was one of the fund's largest holdings. An overweight in IES Holdings (+82%), a stake we established this period, proved advantageous as well. The stock was one of our biggest holdings at the end of November.
•Notable changes in positioning included decreased exposure to the consumer discretionary sector and a higher allocation to energy stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2015 through November 30, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,548 $11,141 $10,564 $12,040 $13,459 $18,197 $15,683 $15,856 $21,439 $22,218 Russell 2000® Index $10,000 $11,208 $13,263 $13,339 $14,341 $16,291 $19,879 $17,292 $16,848 $22,987 $23,928 Russell 3000® Index $10,000 $10,831 $13,243 $13,975 $16,140 $19,210 $24,270 $21,648 $24,378 $32,784 $37,239 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) -2.33% 9.24% 8.31% Class A (without 5.75% sales charge) 3.63% 10.54% 8.95% Russell 2000® Index 4.09% 7.99% 9.12% Russell 3000® Index 13.59% 14.15% 14.05% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,063,100,027	$ 2,063,100,027
Holdings Count | shares	146	146
Advisory Fees Paid, Amount	$ 18,166,528
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$2,063,100,027
Number of Holdings	146
Total Advisory Fee	$18,166,528
Portfolio Turnover	34%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 20.1 Financials 18.2 Health Care 15.5 Information Technology 14.5 Consumer Discretionary 8.6 Energy 6.2 Materials 5.4 Real Estate 5.0 Consumer Staples 2.5 Utilities 2.4 Communication Services 0.7 Common Stocks 99.1 Domestic Equity Funds 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.1 Domestic Equity Funds - 1.0 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% United States 89.8 Canada 4.5 Thailand 1.8 United Kingdom 1.7 Israel 1.2 Netherlands 0.5 Japan 0.4 Puerto Rico 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.8 Canada - 4.5 Thailand - 1.8 United Kingdom - 1.7 Israel - 1.2 Netherlands - 0.5 Japan - 0.4 Puerto Rico - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) FirstCash Holdings Inc 1.9 Fabrinet 1.8 Sanmina Corp 1.8 PennyMac Financial Services Inc 1.6 Sterling Infrastructure Inc 1.6 Nextpower Inc Class A 1.5 Carpenter Technology Corp 1.5 TD SYNNEX Corp 1.5 IES Holdings Inc 1.5 Ensign Group Inc/The 1.4 16.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Series Growth Opportunities Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Series Growth Opportunities Fund
Class Name	Fidelity Advisor® Series Growth Opportunities Fund
Trading Symbol	FAOFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Series Growth Opportunities Fund for the period December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Advisor® Series Growth Opportunities Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, market selection was the primary contributor to the fund's performance versus the Russell 3000 Growth Index for the fiscal year, led by a sizable overweight in communication services, where an outsized stake in media & entertainment helped most. Picks in information technology, primarily within the software & services industry, also boosted the fund's relative performance. Also bolstering our relative result were stock picking and an underweight in consumer discretionary.
•The top individual relative contributor was an overweight in Carvana (+43%). The company was among our largest holdings at period end. A second notable relative contributor was an overweight in AppLovin (+71%). An overweight in Roku (+42%) also contributed. The stock was one of the fund's largest holdings this period.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in communication services. Also hurting our result was security selection in financials and industrials, primarily within the capital goods industry.
•The largest individual relative detractor was an overweight in Builders FirstSource (-40%). A non-benchmark stake in T-Mobile US returned -14% and was the second-largest relative detractor. Another notable relative detractor was untimely ownership of Oracle (-18%).
•Notable changes in positioning include decreased exposure to the financials sector and a higher allocation to industrials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2015 through November 30, 2025. Initial investment of $10,000. Fidelity Advisor® Series Growth Opportunities Fund $10,000 $9,791 $13,257 $16,323 $21,558 $35,148 $42,569 $28,767 $36,328 $53,712 $65,356 Russell 3000® Growth Index $10,000 $10,425 $13,578 $14,684 $17,662 $23,973 $31,019 $24,322 $30,296 $41,857 $49,961 Russell 3000® Index $10,000 $10,831 $13,243 $13,975 $16,140 $19,210 $24,270 $21,648 $24,378 $32,784 $37,239 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity Advisor® Series Growth Opportunities Fund 21.68% 13.21% 20.65% Russell 3000® Growth Index 19.36% 15.82% 17.45% Russell 3000® Index 13.59% 14.15% 14.05% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,023,048,430	$ 1,023,048,430
Holdings Count | shares	178	178
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$1,023,048,430
Number of Holdings	178
Total Advisory Fee	$0
Portfolio Turnover	82%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 44.6 Communication Services 21.4 Consumer Discretionary 11.0 Health Care 7.0 Industrials 6.4 Financials 3.3 Utilities 1.8 Consumer Staples 1.4 Materials 0.3 Real Estate 0.1 Common Stocks 95.4 Domestic Equity Funds 2.4 Preferred Stocks 1.8 Bonds 0.1 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.4 Domestic Equity Funds - 2.4 Preferred Stocks - 1.8 Bonds - 0.1 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 93.1 Taiwan 2.6 Singapore 1.1 United Kingdom 0.8 Netherlands 0.7 Canada 0.6 Germany 0.4 Finland 0.3 Denmark 0.2 Others 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.1 Taiwan - 2.6 Singapore - 1.1 United Kingdom - 0.8 Netherlands - 0.7 Canada - 0.6 Germany - 0.4 Finland - 0.3 Denmark - 0.2 Others - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 13.3 Microsoft Corp 9.2 Amazon.com Inc 6.4 Alphabet Inc Class C 6.2 Meta Platforms Inc Class A 5.7 Broadcom Inc 5.5 Apple Inc 4.3 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.6 Eli Lilly & Co 2.5 Carvana Co Class A 2.5 58.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 .

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 .
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Series Equity Growth Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Series Equity Growth Fund
Class Name	Fidelity Advisor® Series Equity Growth Fund
Trading Symbol	FMFMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Series Equity Growth Fund for the period December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Advisor® Series Equity Growth Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the Russell 3000 Growth Index for the fiscal year, especially an underweight in information technology. An overweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also hampered the fund's result. Also detracting from our result were security selection and an overweight in consumer discretionary, primarily within the consumer discretionary distribution & retail industry.
•The biggest individual relative detractor was our stake in Broadcom (+18%). This was a position we established this period. The company was one of our largest holdings at period end. A second notable relative detractor was an overweight in Amazon.com (+11%). The stock was among the fund's biggest holdings. Another notable relative detractor was an underweight in Palantir Technologies (+151%). This was a position we established this period.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in industrials. Stock selection in financials, primarily within the financial services industry, and energy also boosted the fund's relative performance.
•The fund's non-benchmark stake in Taiwan Semiconductor Manufacturing gained about 54% and was the top individual relative contributor. This period we decreased our position in Taiwan Semiconductor Manufacturing. The stock was one of the fund's biggest holdings. A second notable relative contributor was an overweight in Roblox (+89%). This period we decreased our position in Roblox. Another notable relative contributor was an overweight in GE Vernova (+83%). This period we decreased our position in GE Vernova.
•Notable changes in positioning include increased exposure to the communication services sector and a lower allocation to health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2015 through November 30, 2025. Initial investment of $10,000. Fidelity Advisor® Series Equity Growth Fund $10,000 $9,989 $13,736 $14,967 $17,920 $25,883 $32,983 $27,195 $33,297 $46,541 $53,217 Russell 3000® Growth Index $10,000 $10,425 $13,578 $14,684 $17,662 $23,973 $31,019 $24,322 $30,296 $41,857 $49,961 Russell 3000® Index $10,000 $10,831 $13,243 $13,975 $16,140 $19,210 $24,270 $21,648 $24,378 $32,784 $37,239 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity Advisor® Series Equity Growth Fund 14.34% 15.51% 18.20% Russell 3000® Growth Index 19.36% 15.82% 17.45% Russell 3000® Index 13.59% 14.15% 14.05% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,448,799,696	$ 1,448,799,696
Holdings Count | shares	137	137
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$1,448,799,696
Number of Holdings	137
Total Advisory Fee	$0
Portfolio Turnover	89%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 45.5 Communication Services 15.1 Consumer Discretionary 10.9 Health Care 8.0 Financials 7.6 Industrials 6.8 Materials 2.0 Consumer Staples 1.5 Utilities 1.1 Real Estate 0.7 Energy 0.6 Common Stocks 99.2 Preferred Stocks 0.6 Preferred Securities 0.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.2 Preferred Stocks - 0.6 Preferred Securities - 0.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 90.9 Taiwan 2.7 Canada 1.7 China 1.6 Belgium 0.9 Korea (South) 0.7 Brazil 0.5 Germany 0.4 Netherlands 0.3 Others 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.9 Taiwan - 2.7 Canada - 1.7 China - 1.6 Belgium - 0.9 Korea (South) - 0.7 Brazil - 0.5 Germany - 0.4 Netherlands - 0.3 Others - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 12.5 Microsoft Corp 10.8 Alphabet Inc Class A 6.6 Apple Inc 5.5 Broadcom Inc 5.4 Amazon.com Inc 5.2 Meta Platforms Inc Class A 3.9 Mastercard Inc Class A 3.4 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.7 Eli Lilly & Co 2.5 58.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 .

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 .
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Growth Opportunities Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Growth Opportunities Fund
Class Name	Fidelity Advisor® Growth Opportunities Fund Class Z
Trading Symbol	FZAHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Growth Opportunities Fund for the period December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 66	0.60%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, market selection was the primary contributor to the fund's performance versus the Russell 1000 Growth Index for the fiscal year, led by a large overweight in communication services. Stock picking in information technology also boosted the fund's relative performance. Also helping our relative result were stock picks and an underweight in consumer discretionary.
•The top individual relative contributor was an overweight in Carvana (+44%). The stock was among our largest holdings at period end. The second-largest relative contributor was an overweight in AppLovin (+75%). Another notable relative contributor was an overweight in Alphabet (+89%). The company was one of our biggest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in financials. Stock picks in communication services also hampered the fund's result. Also hurting our result was an underweight in information technology.
•The largest individual relative detractor was an overweight in Builders FirstSource (-39%). A non-benchmark stake in T-Mobile US returned -14% and was a second notable relative detractor. Another meaningful relative detractor was an underweight in Oracle (+10%).
•Notable changes in positioning include lower allocations to the financials and consumer discretionary sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2015 through November 30, 2025. Initial investment of $10,000. Class Z $10,000 $9,804 $13,254 $16,014 $21,108 $34,558 $41,484 $27,768 $34,742 $51,415 $62,536 Russell 1000® Growth Index $10,000 $10,422 $13,632 $14,803 $17,913 $24,433 $31,935 $25,024 $31,573 $43,584 $52,454 Russell 1000® Index $10,000 $10,801 $13,243 $14,027 $16,286 $19,447 $24,633 $22,008 $24,994 $33,593 $38,325 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class Z 21.63% 12.59% 20.12% Russell 1000® Growth Index 20.35% 16.51% 18.03% Russell 1000® Index 14.09% 14.53% 14.38% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 30,359,914,367	$ 30,359,914,367
Holdings Count | shares	191	191
Advisory Fees Paid, Amount	$ 178,375,818
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$30,359,914,367
Number of Holdings	191
Total Advisory Fee	$178,375,818
Portfolio Turnover	57%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 46.0 Communication Services 23.2 Consumer Discretionary 10.2 Health Care 6.7 Industrials 5.6 Financials 3.4 Utilities 1.8 Consumer Staples 1.4 Materials 0.5 Real Estate 0.1 Common Stocks 96.3 Preferred Stocks 2.5 Domestic Equity Funds 0.4 Bonds 0.1 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.3 Preferred Stocks - 2.5 Domestic Equity Funds - 0.4 Bonds - 0.1 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 United States 92.7 Taiwan 2.9 Singapore 1.2 United Kingdom 0.7 Netherlands 0.6 Canada 0.6 Germany 0.5 India 0.3 Finland 0.2 Others 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.7 Taiwan - 2.9 Singapore - 1.2 United Kingdom - 0.7 Netherlands - 0.6 Canada - 0.6 Germany - 0.5 India - 0.3 Finland - 0.2 Others - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 13.9 Microsoft Corp 7.9 Broadcom Inc 6.2 Alphabet Inc Class C 6.1 Meta Platforms Inc Class A 5.6 Amazon.com Inc 5.3 Apple Inc 4.9 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.9 Carvana Co Class A 2.6 Eli Lilly & Co 2.6 58.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Growth Opportunities Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Growth Opportunities Fund
Class Name	Fidelity Advisor® Growth Opportunities Fund Class M
Trading Symbol	FAGOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Growth Opportunities Fund for the period December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 134	1.21%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, market selection was the primary contributor to the fund's performance versus the Russell 1000 Growth Index for the fiscal year, led by a large overweight in communication services. Stock picking in information technology also boosted the fund's relative performance. Also helping our relative result were stock picks and an underweight in consumer discretionary.
•The top individual relative contributor was an overweight in Carvana (+44%). The stock was among our largest holdings at period end. The second-largest relative contributor was an overweight in AppLovin (+75%). Another notable relative contributor was an overweight in Alphabet (+89%). The company was one of our biggest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in financials. Stock picks in communication services also hampered the fund's result. Also hurting our result was an underweight in information technology.
•The largest individual relative detractor was an overweight in Builders FirstSource (-39%). A non-benchmark stake in T-Mobile US returned -14% and was a second notable relative detractor. Another meaningful relative detractor was an underweight in Oracle (+10%).
•Notable changes in positioning include lower allocations to the financials and consumer discretionary sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2015 through November 30, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,400 $12,628 $15,162 $19,863 $32,319 $38,560 $25,654 $31,896 $46,916 $56,713 Russell 1000® Growth Index $10,000 $10,422 $13,632 $14,803 $17,913 $24,433 $31,935 $25,024 $31,573 $43,584 $52,454 Russell 1000® Index $10,000 $10,801 $13,243 $14,027 $16,286 $19,447 $24,633 $22,008 $24,994 $33,593 $38,325 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 16.65% 11.11% 18.95% Class M (without 3.50% sales charge) 20.88% 11.90% 19.38% Russell 1000® Growth Index 20.35% 16.51% 18.03% Russell 1000® Index 14.09% 14.53% 14.38% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 30,359,914,367	$ 30,359,914,367
Holdings Count | shares	191	191
Advisory Fees Paid, Amount	$ 178,375,818
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$30,359,914,367
Number of Holdings	191
Total Advisory Fee	$178,375,818
Portfolio Turnover	57%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 46.0 Communication Services 23.2 Consumer Discretionary 10.2 Health Care 6.7 Industrials 5.6 Financials 3.4 Utilities 1.8 Consumer Staples 1.4 Materials 0.5 Real Estate 0.1 Common Stocks 96.3 Preferred Stocks 2.5 Domestic Equity Funds 0.4 Bonds 0.1 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.3 Preferred Stocks - 2.5 Domestic Equity Funds - 0.4 Bonds - 0.1 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 United States 92.7 Taiwan 2.9 Singapore 1.2 United Kingdom 0.7 Netherlands 0.6 Canada 0.6 Germany 0.5 India 0.3 Finland 0.2 Others 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.7 Taiwan - 2.9 Singapore - 1.2 United Kingdom - 0.7 Netherlands - 0.6 Canada - 0.6 Germany - 0.5 India - 0.3 Finland - 0.2 Others - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 13.9 Microsoft Corp 7.9 Broadcom Inc 6.2 Alphabet Inc Class C 6.1 Meta Platforms Inc Class A 5.6 Amazon.com Inc 5.3 Apple Inc 4.9 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.9 Carvana Co Class A 2.6 Eli Lilly & Co 2.6 58.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Growth Opportunities Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Growth Opportunities Fund
Class Name	Fidelity Advisor® Growth Opportunities Fund Class I
Trading Symbol	FAGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Growth Opportunities Fund for the period December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 79	0.71%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, market selection was the primary contributor to the fund's performance versus the Russell 1000 Growth Index for the fiscal year, led by a large overweight in communication services. Stock picking in information technology also boosted the fund's relative performance. Also helping our relative result were stock picks and an underweight in consumer discretionary.
•The top individual relative contributor was an overweight in Carvana (+44%). The stock was among our largest holdings at period end. The second-largest relative contributor was an overweight in AppLovin (+75%). Another notable relative contributor was an overweight in Alphabet (+89%). The company was one of our biggest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in financials. Stock picks in communication services also hampered the fund's result. Also hurting our result was an underweight in information technology.
•The largest individual relative detractor was an overweight in Builders FirstSource (-39%). A non-benchmark stake in T-Mobile US returned -14% and was a second notable relative detractor. Another meaningful relative detractor was an underweight in Oracle (+10%).
•Notable changes in positioning include lower allocations to the financials and consumer discretionary sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2015 through November 30, 2025. Initial investment of $10,000. Class I $10,000 $9,791 $13,219 $15,951 $21,000 $34,339 $41,174 $27,526 $34,397 $50,844 $61,769 Russell 1000® Growth Index $10,000 $10,422 $13,632 $14,803 $17,913 $24,433 $31,935 $25,024 $31,573 $43,584 $52,454 Russell 1000® Index $10,000 $10,801 $13,243 $14,027 $16,286 $19,447 $24,633 $22,008 $24,994 $33,593 $38,325 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 21.49% 12.46% 19.97% Russell 1000® Growth Index 20.35% 16.51% 18.03% Russell 1000® Index 14.09% 14.53% 14.38% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 30,359,914,367	$ 30,359,914,367
Holdings Count | shares	191	191
Advisory Fees Paid, Amount	$ 178,375,818
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$30,359,914,367
Number of Holdings	191
Total Advisory Fee	$178,375,818
Portfolio Turnover	57%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 46.0 Communication Services 23.2 Consumer Discretionary 10.2 Health Care 6.7 Industrials 5.6 Financials 3.4 Utilities 1.8 Consumer Staples 1.4 Materials 0.5 Real Estate 0.1 Common Stocks 96.3 Preferred Stocks 2.5 Domestic Equity Funds 0.4 Bonds 0.1 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.3 Preferred Stocks - 2.5 Domestic Equity Funds - 0.4 Bonds - 0.1 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 United States 92.7 Taiwan 2.9 Singapore 1.2 United Kingdom 0.7 Netherlands 0.6 Canada 0.6 Germany 0.5 India 0.3 Finland 0.2 Others 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.7 Taiwan - 2.9 Singapore - 1.2 United Kingdom - 0.7 Netherlands - 0.6 Canada - 0.6 Germany - 0.5 India - 0.3 Finland - 0.2 Others - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 13.9 Microsoft Corp 7.9 Broadcom Inc 6.2 Alphabet Inc Class C 6.1 Meta Platforms Inc Class A 5.6 Amazon.com Inc 5.3 Apple Inc 4.9 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.9 Carvana Co Class A 2.6 Eli Lilly & Co 2.6 58.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Growth Opportunities Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Growth Opportunities Fund
Class Name	Fidelity Advisor® Growth Opportunities Fund Class C
Trading Symbol	FACGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Growth Opportunities Fund for the period December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 188	1.71%

Expenses Paid, Amount	$ 188
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, market selection was the primary contributor to the fund's performance versus the Russell 1000 Growth Index for the fiscal year, led by a large overweight in communication services. Stock picking in information technology also boosted the fund's relative performance. Also helping our relative result were stock picks and an underweight in consumer discretionary.
•The top individual relative contributor was an overweight in Carvana (+44%). The stock was among our largest holdings at period end. The second-largest relative contributor was an overweight in AppLovin (+75%). Another notable relative contributor was an overweight in Alphabet (+89%). The company was one of our biggest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in financials. Stock picks in communication services also hampered the fund's result. Also hurting our result was an underweight in information technology.
•The largest individual relative detractor was an overweight in Builders FirstSource (-39%). A non-benchmark stake in T-Mobile US returned -14% and was a second notable relative detractor. Another meaningful relative detractor was an underweight in Oracle (+10%).
•Notable changes in positioning include lower allocations to the financials and consumer discretionary sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2015 through November 30, 2025. Initial investment of $10,000. Class C $10,000 $9,690 $12,949 $15,466 $20,155 $32,628 $38,729 $25,633 $31,709 $46,751 $56,657 Russell 1000® Growth Index $10,000 $10,422 $13,632 $14,803 $17,913 $24,433 $31,935 $25,024 $31,573 $43,584 $52,454 Russell 1000® Index $10,000 $10,801 $13,243 $14,027 $16,286 $19,447 $24,633 $22,008 $24,994 $33,593 $38,325 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 19.28% 11.33% 18.94% Class C 20.28% 11.33% 18.94% Russell 1000® Growth Index 20.35% 16.51% 18.03% Russell 1000® Index 14.09% 14.53% 14.38% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 30,359,914,367	$ 30,359,914,367
Holdings Count | shares	191	191
Advisory Fees Paid, Amount	$ 178,375,818
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$30,359,914,367
Number of Holdings	191
Total Advisory Fee	$178,375,818
Portfolio Turnover	57%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 46.0 Communication Services 23.2 Consumer Discretionary 10.2 Health Care 6.7 Industrials 5.6 Financials 3.4 Utilities 1.8 Consumer Staples 1.4 Materials 0.5 Real Estate 0.1 Common Stocks 96.3 Preferred Stocks 2.5 Domestic Equity Funds 0.4 Bonds 0.1 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.3 Preferred Stocks - 2.5 Domestic Equity Funds - 0.4 Bonds - 0.1 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 United States 92.7 Taiwan 2.9 Singapore 1.2 United Kingdom 0.7 Netherlands 0.6 Canada 0.6 Germany 0.5 India 0.3 Finland 0.2 Others 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.7 Taiwan - 2.9 Singapore - 1.2 United Kingdom - 0.7 Netherlands - 0.6 Canada - 0.6 Germany - 0.5 India - 0.3 Finland - 0.2 Others - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 13.9 Microsoft Corp 7.9 Broadcom Inc 6.2 Alphabet Inc Class C 6.1 Meta Platforms Inc Class A 5.6 Amazon.com Inc 5.3 Apple Inc 4.9 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.9 Carvana Co Class A 2.6 Eli Lilly & Co 2.6 58.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Growth Opportunities Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Growth Opportunities Fund
Class Name	Fidelity Advisor® Growth Opportunities Fund Class A
Trading Symbol	FAGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Growth Opportunities Fund for the period December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 106	0.96%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, market selection was the primary contributor to the fund's performance versus the Russell 1000 Growth Index for the fiscal year, led by a large overweight in communication services. Stock picking in information technology also boosted the fund's relative performance. Also helping our relative result were stock picks and an underweight in consumer discretionary.
•The top individual relative contributor was an overweight in Carvana (+44%). The stock was among our largest holdings at period end. The second-largest relative contributor was an overweight in AppLovin (+75%). Another notable relative contributor was an overweight in Alphabet (+89%). The company was one of our biggest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in financials. Stock picks in communication services also hampered the fund's result. Also hurting our result was an underweight in information technology.
•The largest individual relative detractor was an overweight in Builders FirstSource (-39%). A non-benchmark stake in T-Mobile US returned -14% and was a second notable relative detractor. Another meaningful relative detractor was an underweight in Oracle (+10%).
•Notable changes in positioning include lower allocations to the financials and consumer discretionary sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2015 through November 30, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,202 $12,389 $14,910 $19,576 $31,932 $38,190 $25,467 $31,743 $46,802 $56,719 Russell 1000® Growth Index $10,000 $10,422 $13,632 $14,803 $17,913 $24,433 $31,935 $25,024 $31,573 $43,584 $52,454 Russell 1000® Index $10,000 $10,801 $13,243 $14,027 $16,286 $19,447 $24,633 $22,008 $24,994 $33,593 $38,325 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 14.22% 10.86% 18.95% Class A (without 5.75% sales charge) 21.19% 12.18% 19.66% Russell 1000® Growth Index 20.35% 16.51% 18.03% Russell 1000® Index 14.09% 14.53% 14.38% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 30,359,914,367	$ 30,359,914,367
Holdings Count | shares	191	191
Advisory Fees Paid, Amount	$ 178,375,818
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$30,359,914,367
Number of Holdings	191
Total Advisory Fee	$178,375,818
Portfolio Turnover	57%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 46.0 Communication Services 23.2 Consumer Discretionary 10.2 Health Care 6.7 Industrials 5.6 Financials 3.4 Utilities 1.8 Consumer Staples 1.4 Materials 0.5 Real Estate 0.1 Common Stocks 96.3 Preferred Stocks 2.5 Domestic Equity Funds 0.4 Bonds 0.1 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.3 Preferred Stocks - 2.5 Domestic Equity Funds - 0.4 Bonds - 0.1 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 United States 92.7 Taiwan 2.9 Singapore 1.2 United Kingdom 0.7 Netherlands 0.6 Canada 0.6 Germany 0.5 India 0.3 Finland 0.2 Others 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.7 Taiwan - 2.9 Singapore - 1.2 United Kingdom - 0.7 Netherlands - 0.6 Canada - 0.6 Germany - 0.5 India - 0.3 Finland - 0.2 Others - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 13.9 Microsoft Corp 7.9 Broadcom Inc 6.2 Alphabet Inc Class C 6.1 Meta Platforms Inc Class A 5.6 Amazon.com Inc 5.3 Apple Inc 4.9 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.9 Carvana Co Class A 2.6 Eli Lilly & Co 2.6 58.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Equity Growth Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Equity Growth Fund
Class Name	Fidelity Advisor® Equity Growth Fund Class Z
Trading Symbol	FZAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Equity Growth Fund for the period December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 58	0.54%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the Russell 3000 Growth Index for the fiscal year, especially an underweight in information technology. An overweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also hampered the fund's result. Also detracting from our result were stock selection and an overweight in consumer discretionary, primarily within the consumer discretionary distribution & retail industry.
•The largest individual relative detractor was our stake in Broadcom (+17%). This was a stake we established this period. The company was among our biggest holdings at period end. The second-largest relative detractor was an overweight in Amazon.com (+11%). The company was among our largest holdings. An underweight in Palantir Technologies (+151%) also detracted. This was an investment we established this period.
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in industrials. Stock selection in financials, primarily within the financial services industry, and energy also boosted the fund's relative performance.
•The top individual relative contributor was our non-benchmark stake in Taiwan Semiconductor Manufacturing (+54%). This period we decreased our investment in Taiwan Semiconductor Manufacturing. The stock was one of our biggest holdings. The second-largest relative contributor was an overweight in Roblox (+88%). This period we decreased our investment in Roblox. Another notable relative contributor was an overweight in GE Vernova (+81%).
•Notable changes in positioning include increased exposure to the communication services sector and a lower allocation to health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2015 through November 30, 2025. Initial investment of $10,000. Class Z $10,000 $10,002 $13,630 $14,829 $17,627 $25,283 $32,052 $26,135 $31,749 $44,019 $50,045 Russell 3000® Growth Index $10,000 $10,425 $13,578 $14,684 $17,662 $23,973 $31,019 $24,322 $30,296 $41,857 $49,961 Russell 3000® Index $10,000 $10,831 $13,243 $13,975 $16,140 $19,210 $24,270 $21,648 $24,378 $32,784 $37,239 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class Z 13.69% 14.63% 17.47% Russell 3000® Growth Index 19.36% 15.82% 17.45% Russell 3000® Index 13.59% 14.15% 14.05% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 12,628,956,476	$ 12,628,956,476
Holdings Count | shares	140	140
Advisory Fees Paid, Amount	$ 74,752,380
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$12,628,956,476
Number of Holdings	140
Total Advisory Fee	$74,752,380
Portfolio Turnover	69%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 45.7 Communication Services 15.1 Consumer Discretionary 11.0 Health Care 8.0 Financials 7.5 Industrials 6.8 Materials 2.0 Consumer Staples 1.5 Utilities 1.1 Real Estate 0.7 Energy 0.6 Common Stocks 99.4 Preferred Stocks 0.6 Preferred Securities 0.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.4 Preferred Stocks - 0.6 Preferred Securities - 0.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0 United States 90.8 Taiwan 2.8 Canada 1.7 China 1.6 Belgium 0.9 Korea (South) 0.8 Brazil 0.5 Germany 0.4 Netherlands 0.3 Others 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.8 Taiwan - 2.8 Canada - 1.7 China - 1.6 Belgium - 0.9 Korea (South) - 0.8 Brazil - 0.5 Germany - 0.4 Netherlands - 0.3 Others - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 12.5 Microsoft Corp 10.9 Alphabet Inc Class A 6.6 Apple Inc 5.5 Broadcom Inc 5.4 Amazon.com Inc 5.1 Meta Platforms Inc Class A 3.9 Mastercard Inc Class A 3.4 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.7 Eli Lilly & Co 2.5 58.5
Fidelity Advisor Equity Growth Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Equity Growth Fund
Class Name	Fidelity Advisor® Equity Growth Fund Class M
Trading Symbol	FAEGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Equity Growth Fund for the period December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 123	1.16%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the Russell 3000 Growth Index for the fiscal year, especially an underweight in information technology. An overweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also hampered the fund's result. Also detracting from our result were stock selection and an overweight in consumer discretionary, primarily within the consumer discretionary distribution & retail industry.
•The largest individual relative detractor was our stake in Broadcom (+17%). This was a stake we established this period. The company was among our biggest holdings at period end. The second-largest relative detractor was an overweight in Amazon.com (+11%). The company was among our largest holdings. An underweight in Palantir Technologies (+151%) also detracted. This was an investment we established this period.
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in industrials. Stock selection in financials, primarily within the financial services industry, and energy also boosted the fund's relative performance.
•The top individual relative contributor was our non-benchmark stake in Taiwan Semiconductor Manufacturing (+54%). This period we decreased our investment in Taiwan Semiconductor Manufacturing. The stock was one of our biggest holdings. The second-largest relative contributor was an overweight in Roblox (+88%). This period we decreased our investment in Roblox. Another notable relative contributor was an overweight in GE Vernova (+81%).
•Notable changes in positioning include increased exposure to the communication services sector and a lower allocation to health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2015 through November 30, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,591 $12,987 $14,035 $16,586 $23,642 $29,786 $24,142 $29,142 $40,161 $45,369 Russell 3000® Growth Index $10,000 $10,425 $13,578 $14,684 $17,662 $23,973 $31,019 $24,322 $30,296 $41,857 $49,961 Russell 3000® Index $10,000 $10,831 $13,243 $13,975 $16,140 $19,210 $24,270 $21,648 $24,378 $32,784 $37,239 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 9.01% 13.12% 16.33% Class M (without 3.50% sales charge) 12.97% 13.92% 16.74% Russell 3000® Growth Index 19.36% 15.82% 17.45% Russell 3000® Index 13.59% 14.15% 14.05% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 12,628,956,476	$ 12,628,956,476
Holdings Count | shares	140	140
Advisory Fees Paid, Amount	$ 74,752,380
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$12,628,956,476
Number of Holdings	140
Total Advisory Fee	$74,752,380
Portfolio Turnover	69%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 45.7 Communication Services 15.1 Consumer Discretionary 11.0 Health Care 8.0 Financials 7.5 Industrials 6.8 Materials 2.0 Consumer Staples 1.5 Utilities 1.1 Real Estate 0.7 Energy 0.6 Common Stocks 99.4 Preferred Stocks 0.6 Preferred Securities 0.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.4 Preferred Stocks - 0.6 Preferred Securities - 0.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0 United States 90.8 Taiwan 2.8 Canada 1.7 China 1.6 Belgium 0.9 Korea (South) 0.8 Brazil 0.5 Germany 0.4 Netherlands 0.3 Others 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.8 Taiwan - 2.8 Canada - 1.7 China - 1.6 Belgium - 0.9 Korea (South) - 0.8 Brazil - 0.5 Germany - 0.4 Netherlands - 0.3 Others - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 12.5 Microsoft Corp 10.9 Alphabet Inc Class A 6.6 Apple Inc 5.5 Broadcom Inc 5.4 Amazon.com Inc 5.1 Meta Platforms Inc Class A 3.9 Mastercard Inc Class A 3.4 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.7 Eli Lilly & Co 2.5 58.5
Fidelity Advisor Equity Growth Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Equity Growth Fund
Class Name	Fidelity Advisor® Equity Growth Fund Class I
Trading Symbol	EQPGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Equity Growth Fund for the period December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 70	0.66%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the Russell 3000 Growth Index for the fiscal year, especially an underweight in information technology. An overweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also hampered the fund's result. Also detracting from our result were stock selection and an overweight in consumer discretionary, primarily within the consumer discretionary distribution & retail industry.
•The largest individual relative detractor was our stake in Broadcom (+17%). This was a stake we established this period. The company was among our biggest holdings at period end. The second-largest relative detractor was an overweight in Amazon.com (+11%). The company was among our largest holdings. An underweight in Palantir Technologies (+151%) also detracted. This was an investment we established this period.
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in industrials. Stock selection in financials, primarily within the financial services industry, and energy also boosted the fund's relative performance.
•The top individual relative contributor was our non-benchmark stake in Taiwan Semiconductor Manufacturing (+54%). This period we decreased our investment in Taiwan Semiconductor Manufacturing. The stock was one of our biggest holdings. The second-largest relative contributor was an overweight in Roblox (+88%). This period we decreased our investment in Roblox. Another notable relative contributor was an overweight in GE Vernova (+81%).
•Notable changes in positioning include increased exposure to the communication services sector and a lower allocation to health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2015 through November 30, 2025. Initial investment of $10,000. Class I $10,000 $9,988 $13,591 $14,767 $17,525 $25,117 $31,812 $25,888 $31,428 $43,521 $49,420 Russell 3000® Growth Index $10,000 $10,425 $13,578 $14,684 $17,662 $23,973 $31,019 $24,322 $30,296 $41,857 $49,961 Russell 3000® Index $10,000 $10,831 $13,243 $13,975 $16,140 $19,210 $24,270 $21,648 $24,378 $32,784 $37,239 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 13.55% 14.49% 17.33% Russell 3000® Growth Index 19.36% 15.82% 17.45% Russell 3000® Index 13.59% 14.15% 14.05% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 12,628,956,476	$ 12,628,956,476
Holdings Count | shares	140	140
Advisory Fees Paid, Amount	$ 74,752,380
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$12,628,956,476
Number of Holdings	140
Total Advisory Fee	$74,752,380
Portfolio Turnover	69%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 45.7 Communication Services 15.1 Consumer Discretionary 11.0 Health Care 8.0 Financials 7.5 Industrials 6.8 Materials 2.0 Consumer Staples 1.5 Utilities 1.1 Real Estate 0.7 Energy 0.6 Common Stocks 99.4 Preferred Stocks 0.6 Preferred Securities 0.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.4 Preferred Stocks - 0.6 Preferred Securities - 0.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0 United States 90.8 Taiwan 2.8 Canada 1.7 China 1.6 Belgium 0.9 Korea (South) 0.8 Brazil 0.5 Germany 0.4 Netherlands 0.3 Others 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.8 Taiwan - 2.8 Canada - 1.7 China - 1.6 Belgium - 0.9 Korea (South) - 0.8 Brazil - 0.5 Germany - 0.4 Netherlands - 0.3 Others - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 12.5 Microsoft Corp 10.9 Alphabet Inc Class A 6.6 Apple Inc 5.5 Broadcom Inc 5.4 Amazon.com Inc 5.1 Meta Platforms Inc Class A 3.9 Mastercard Inc Class A 3.4 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.7 Eli Lilly & Co 2.5 58.5
Fidelity Advisor Equity Growth Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Equity Growth Fund
Class Name	Fidelity Advisor® Equity Growth Fund Class C
Trading Symbol	EPGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Equity Growth Fund for the period December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 176	1.66%

Expenses Paid, Amount	$ 176
Expense Ratio, Percent	1.66%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the Russell 3000 Growth Index for the fiscal year, especially an underweight in information technology. An overweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also hampered the fund's result. Also detracting from our result were stock selection and an overweight in consumer discretionary, primarily within the consumer discretionary distribution & retail industry.
•The largest individual relative detractor was our stake in Broadcom (+17%). This was a stake we established this period. The company was among our biggest holdings at period end. The second-largest relative detractor was an overweight in Amazon.com (+11%). The company was among our largest holdings. An underweight in Palantir Technologies (+151%) also detracted. This was an investment we established this period.
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in industrials. Stock selection in financials, primarily within the financial services industry, and energy also boosted the fund's relative performance.
•The top individual relative contributor was our non-benchmark stake in Taiwan Semiconductor Manufacturing (+54%). This period we decreased our investment in Taiwan Semiconductor Manufacturing. The stock was one of our biggest holdings. The second-largest relative contributor was an overweight in Roblox (+88%). This period we decreased our investment in Roblox. Another notable relative contributor was an overweight in GE Vernova (+81%).
•Notable changes in positioning include increased exposure to the communication services sector and a lower allocation to health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2015 through November 30, 2025. Initial investment of $10,000. Class C $10,000 $9,885 $13,315 $14,313 $16,822 $23,842 $29,888 $24,097 $28,919 $39,959 $45,247 Russell 3000® Growth Index $10,000 $10,425 $13,578 $14,684 $17,662 $23,973 $31,019 $24,322 $30,296 $41,857 $49,961 Russell 3000® Index $10,000 $10,831 $13,243 $13,975 $16,140 $19,210 $24,270 $21,648 $24,378 $32,784 $37,239 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 11.42% 13.34% 16.29% Class C 12.38% 13.34% 16.29% Russell 3000® Growth Index 19.36% 15.82% 17.45% Russell 3000® Index 13.59% 14.15% 14.05% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 12,628,956,476	$ 12,628,956,476
Holdings Count | shares	140	140
Advisory Fees Paid, Amount	$ 74,752,380
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$12,628,956,476
Number of Holdings	140
Total Advisory Fee	$74,752,380
Portfolio Turnover	69%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 45.7 Communication Services 15.1 Consumer Discretionary 11.0 Health Care 8.0 Financials 7.5 Industrials 6.8 Materials 2.0 Consumer Staples 1.5 Utilities 1.1 Real Estate 0.7 Energy 0.6 Common Stocks 99.4 Preferred Stocks 0.6 Preferred Securities 0.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.4 Preferred Stocks - 0.6 Preferred Securities - 0.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0 United States 90.8 Taiwan 2.8 Canada 1.7 China 1.6 Belgium 0.9 Korea (South) 0.8 Brazil 0.5 Germany 0.4 Netherlands 0.3 Others 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.8 Taiwan - 2.8 Canada - 1.7 China - 1.6 Belgium - 0.9 Korea (South) - 0.8 Brazil - 0.5 Germany - 0.4 Netherlands - 0.3 Others - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 12.5 Microsoft Corp 10.9 Alphabet Inc Class A 6.6 Apple Inc 5.5 Broadcom Inc 5.4 Amazon.com Inc 5.1 Meta Platforms Inc Class A 3.9 Mastercard Inc Class A 3.4 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.7 Eli Lilly & Co 2.5 58.5
Fidelity Advisor Equity Growth Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Equity Growth Fund
Class Name	Fidelity Advisor® Equity Growth Fund Class A
Trading Symbol	EPGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Equity Growth Fund for the period December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 97	0.91%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the Russell 3000 Growth Index for the fiscal year, especially an underweight in information technology. An overweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also hampered the fund's result. Also detracting from our result were stock selection and an overweight in consumer discretionary, primarily within the consumer discretionary distribution & retail industry.
•The largest individual relative detractor was our stake in Broadcom (+17%). This was a stake we established this period. The company was among our biggest holdings at period end. The second-largest relative detractor was an overweight in Amazon.com (+11%). The company was among our largest holdings. An underweight in Palantir Technologies (+151%) also detracted. This was an investment we established this period.
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in industrials. Stock selection in financials, primarily within the financial services industry, and energy also boosted the fund's relative performance.
•The top individual relative contributor was our non-benchmark stake in Taiwan Semiconductor Manufacturing (+54%). This period we decreased our investment in Taiwan Semiconductor Manufacturing. The stock was one of our biggest holdings. The second-largest relative contributor was an overweight in Roblox (+88%). This period we decreased our investment in Roblox. Another notable relative contributor was an overweight in GE Vernova (+81%).
•Notable changes in positioning include increased exposure to the communication services sector and a lower allocation to health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2015 through November 30, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,388 $12,742 $13,810 $16,343 $23,358 $29,513 $23,968 $29,008 $40,081 $45,385 Russell 3000® Growth Index $10,000 $10,425 $13,578 $14,684 $17,662 $23,973 $31,019 $24,322 $30,296 $41,857 $49,961 Russell 3000® Index $10,000 $10,831 $13,243 $13,975 $16,140 $19,210 $24,270 $21,648 $24,378 $32,784 $37,239 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 6.72% 12.86% 16.33% Class A (without 5.75% sales charge) 13.23% 14.21% 17.02% Russell 3000® Growth Index 19.36% 15.82% 17.45% Russell 3000® Index 13.59% 14.15% 14.05% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 12,628,956,476	$ 12,628,956,476
Holdings Count | shares	140	140
Advisory Fees Paid, Amount	$ 74,752,380
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$12,628,956,476
Number of Holdings	140
Total Advisory Fee	$74,752,380
Portfolio Turnover	69%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 45.7 Communication Services 15.1 Consumer Discretionary 11.0 Health Care 8.0 Financials 7.5 Industrials 6.8 Materials 2.0 Consumer Staples 1.5 Utilities 1.1 Real Estate 0.7 Energy 0.6 Common Stocks 99.4 Preferred Stocks 0.6 Preferred Securities 0.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.4 Preferred Stocks - 0.6 Preferred Securities - 0.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0 United States 90.8 Taiwan 2.8 Canada 1.7 China 1.6 Belgium 0.9 Korea (South) 0.8 Brazil 0.5 Germany 0.4 Netherlands 0.3 Others 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.8 Taiwan - 2.8 Canada - 1.7 China - 1.6 Belgium - 0.9 Korea (South) - 0.8 Brazil - 0.5 Germany - 0.4 Netherlands - 0.3 Others - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 12.5 Microsoft Corp 10.9 Alphabet Inc Class A 6.6 Apple Inc 5.5 Broadcom Inc 5.4 Amazon.com Inc 5.1 Meta Platforms Inc Class A 3.9 Mastercard Inc Class A 3.4 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.7 Eli Lilly & Co 2.5 58.5
Fidelity Real Estate High Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Real Estate High Income Fund
Class Name	Fidelity® Real Estate High Income Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Real Estate High Income Fund for the period December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-617-563-7644.
Additional Information Phone Number	1-617-563-7644
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Real Estate High Income Fund	$ 78	0.75%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Real estate high-income securities achieved a strong gain for the 12 months ending November 30, 2025. Compelling value versus competing credit products created an environment where investor demand for CMBS outweighed supply, while stability in commercial real estate property prices and fundamentals also boosted demand for CMBS.
•Against this backdrop, steady results from single asset/single borrower CMBS, specifically conventional office-backed CMBS, contributed to the fund's performance for the fiscal year, as fundamentals and sentiment for this property type improved.
•One example of this was VASA 2021-VASA F (+83%), a floating-rate SASB CMBS backed by an office complex in Mountain View, Calif.
•Within conduit CMBS, the seasoned segment of the portfolio was a top contributor, as loan resolutions led to increased clarity on bond outcomes, which benefited these discounted securities.
•Within this category, a good example is JPMCC 2011-C3 E (+58%), which is a conduit transaction now backed by two loans, both secured by regional malls. We exited this position by period end.
•The largest detractors were WP Glimcher Mall Trust Series 2015-WPG Class PR2 (-59%), a fixed-rate SASB CMBS backed by a retail property in Hawaii, and JPMCC 2013-LC11 D (-83%), a seasoned conduit bond, majority backed by a Denver office building.
•Positioning was relatively steady, but notable changes included an increased fund tilt to SASB while reducing conduit holdings. Within conduits, we decreased exposure to recently issued securities in favor of those with a more-seasoned profile.
•At period end, the fund's yield was 7.84%, with a credit spread of 409 basis points and a weighted average credit-quality rating of double-B plus.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2015 through November 30, 2025. Initial investment of $1,000,000. Fidelity® Real Estate High Income Fund $1,000,000 $1,012,635 $1,072,787 $1,107,408 $1,208,769 $1,123,427 $1,236,525 $1,127,275 $1,099,734 $1,273,788 $1,374,974 Bloomberg U.S. CMBS ex-AAA ex-Agency Guaranteed Index $1,000,000 $1,033,346 $1,092,935 $1,109,705 $1,237,839 $1,250,320 $1,321,199 $1,146,159 $1,150,238 $1,318,464 $1,417,008 Bloomberg U.S. Universal Bond Index $1,000,000 $1,030,851 $1,071,483 $1,056,928 $1,171,457 $1,257,734 $1,248,999 $1,089,692 $1,110,880 $1,194,580 $1,266,626 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Real Estate High Income Fund 7.94% 4.12% 3.24% Bloomberg U.S. CMBS ex-AAA ex-Agency Guaranteed Index 7.47% 2.53% 3.55% Bloomberg U.S. Universal Bond Index 6.03% 0.14% 2.39% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 709,308,938	$ 709,308,938
Holdings Count | shares	350	350
Advisory Fees Paid, Amount	$ 5,413,486
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$709,308,938
Number of Holdings	350
Total Advisory Fee	$5,413,486
Portfolio Turnover	32%

Holdings [Text Block]	AAA 6.5 AA 0.9 A 2.4 BBB 6.2 BB 15.2 B 5.9 CCC,CC,C 4.0 Not Rated 55.3 Equities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 3.6 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 6.5 AA - 0.9 A - 2.4 BBB - 6.2 BB - 15.2 B - 5.9 CCC,CC,C - 4.0 Not Rated - 55.3 Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 3.6 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. CMOs and Other Mortgage Related Securities 88.7 Asset-Backed Securities 4.5 Corporate Bonds 2.9 Bank Loan Obligations 0.3 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 3.6 ASSET ALLOCATION (% of Fund's net assets) CMOs and Other Mortgage Related Securities - 88.7 Asset-Backed Securities - 4.5 Corporate Bonds - 2.9 Bank Loan Obligations - 0.3 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 3.6 United States 99.7 Grand Cayman (UK Overseas Ter) 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.7 Grand Cayman (UK Overseas Ter) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) BX Commercial Mortgage Trust 2020-VIVA 2.6 BX Trust 2019-OC11 2.0 BX Commercial Mortgage Trust 2024-VLT5 1.8 Hilton USA Trust 1.6 BX Trust 2021-VOL 1.5 BX Trust 2024 VLT4 1.4 MHC Commercial Mortgage Trust 1.3 Morgan Stanley Capital I Trust 1.1 NXPT Commercial Mortgage Trust 1.1 SWCH Commercial Mortgage Trust 1.1 15.5
Fidelity Value Strategies Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Value Strategies Fund
Class Name	Fidelity® Value Strategies Fund
Trading Symbol	FSLSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Value Strategies Fund for the period December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Value Strategies Fund	$ 66	0.66%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell Midcap Value Index for the fiscal year, especially within industrials. Also hurting our result were stock picks in health care and financials, primarily within the financial services industry.
•The largest individual relative detractor was an overweight in Acadia Healthcare (-60%). This was a position we established this period. The second-largest relative detractor was an overweight in Molina Healthcare (-50%). This period we increased our stake in Molina Healthcare. The company was one of our biggest holdings this period. Another notable relative detractor this period was avoiding Robinhood Markets, a benchmark component that gained roughly 242%.
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in information technology, primarily within the technology hardware & equipment industry. Stock picking and an underweight in real estate, primarily within the equity real estate investment trusts industry, also boosted the fund's relative performance. Also contributing to our result was an underweight in consumer staples, primarily within the household & personal products industry.
•The top individual relative contributor was an overweight in Sandisk (+360%). This was an investment we established this period. The company was among our largest holdings at period end. The second-largest relative contributor was an overweight in Western Digital (+222%). This was a stake we established this period. The company was the fund's largest holding at period end. Our stake in Jabil (+58%) also contributed. The stock was not held at period end.
•Notable changes in positioning include higher allocations to the health care and information technology sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2015 through November 30, 2025. Initial investment of $10,000. Fidelity® Value Strategies Fund $10,000 $10,464 $12,576 $11,835 $13,803 $14,333 $18,954 $19,993 $20,995 $27,034 $26,522 Russell Midcap® Value Index $10,000 $11,425 $13,019 $12,916 $14,255 $14,736 $18,618 $18,338 $18,201 $23,934 $24,619 Russell 3000® Index $10,000 $10,831 $13,243 $13,975 $16,140 $19,210 $24,270 $21,648 $24,378 $32,784 $37,239 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Value Strategies Fund -1.89% 13.10% 10.25% Russell Midcap® Value Index 2.86% 10.81% 9.43% Russell 3000® Index 13.59% 14.15% 14.05% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 1,697,060,005	$ 1,697,060,005
Holdings Count | shares	112	112
Advisory Fees Paid, Amount	$ 12,165,456
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$1,697,060,005
Number of Holdings	112
Total Advisory Fee	$12,165,456
Portfolio Turnover	57%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 19.7 Financials 16.8 Consumer Discretionary 11.6 Information Technology 9.4 Health Care 8.4 Energy 7.8 Real Estate 7.3 Materials 5.9 Utilities 5.5 Consumer Staples 5.2 Communication Services 2.0 Common Stocks 99.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 92.6 Canada 3.7 Portugal 1.0 Puerto Rico 1.0 Zambia 0.8 Hong Kong 0.6 Spain 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.6 Canada - 3.7 Portugal - 1.0 Puerto Rico - 1.0 Zambia - 0.8 Hong Kong - 0.6 Spain - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Western Digital Corp 2.4 Sandisk Corp/DE 2.2 First Solar Inc 1.6 Sempra 1.4 Imperial Oil Ltd 1.4 CVS Health Corp 1.3 Ventas Inc 1.2 Expro Group Holdings NV 1.2 Welltower Inc 1.2 Weatherford International PLC 1.1 15.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Value Strategies Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Value Strategies Fund
Class Name	Fidelity Advisor® Value Strategies Fund Class M
Trading Symbol	FASPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Value Strategies Fund for the period December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 119	1.21%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell Midcap Value Index for the fiscal year, especially within industrials. Also hurting our result were stock picks in health care and financials, primarily within the financial services industry.
•The largest individual relative detractor was an overweight in Acadia Healthcare (-60%). This was a position we established this period. The second-largest relative detractor was an overweight in Molina Healthcare (-50%). This period we increased our stake in Molina Healthcare. The company was one of our biggest holdings this period. Another notable relative detractor this period was avoiding Robinhood Markets, a benchmark component that gained roughly 242%.
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in information technology, primarily within the technology hardware & equipment industry. Stock picking and an underweight in real estate, primarily within the equity real estate investment trusts industry, also boosted the fund's relative performance. Also contributing to our result was an underweight in consumer staples, primarily within the household & personal products industry.
•The top individual relative contributor was an overweight in Sandisk (+360%). This was an investment we established this period. The company was among our largest holdings at period end. The second-largest relative contributor was an overweight in Western Digital (+222%). This was a stake we established this period. The company was the fund's largest holding at period end. Our stake in Jabil (+58%) also contributed. The stock was not held at period end.
•Notable changes in positioning include higher allocations to the health care and information technology sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2015 through November 30, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $10,046 $12,012 $11,246 $13,053 $13,486 $17,747 $18,624 $19,464 $24,928 $24,323 Russell Midcap® Value Index $10,000 $11,425 $13,019 $12,916 $14,255 $14,736 $18,618 $18,338 $18,201 $23,934 $24,619 Russell 3000® Index $10,000 $10,831 $13,243 $13,975 $16,140 $19,210 $24,270 $21,648 $24,378 $32,784 $37,239 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) -5.84% 11.72% 9.30% Class M (without 3.50% sales charge) -2.43% 12.52% 9.69% Russell Midcap® Value Index 2.86% 10.81% 9.43% Russell 3000® Index 13.59% 14.15% 14.05% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,697,060,005	$ 1,697,060,005
Holdings Count | shares	112	112
Advisory Fees Paid, Amount	$ 12,165,456
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$1,697,060,005
Number of Holdings	112
Total Advisory Fee	$12,165,456
Portfolio Turnover	57%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 19.7 Financials 16.8 Consumer Discretionary 11.6 Information Technology 9.4 Health Care 8.4 Energy 7.8 Real Estate 7.3 Materials 5.9 Utilities 5.5 Consumer Staples 5.2 Communication Services 2.0 Common Stocks 99.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 92.6 Canada 3.7 Portugal 1.0 Puerto Rico 1.0 Zambia 0.8 Hong Kong 0.6 Spain 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.6 Canada - 3.7 Portugal - 1.0 Puerto Rico - 1.0 Zambia - 0.8 Hong Kong - 0.6 Spain - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Western Digital Corp 2.4 Sandisk Corp/DE 2.2 First Solar Inc 1.6 Sempra 1.4 Imperial Oil Ltd 1.4 CVS Health Corp 1.3 Ventas Inc 1.2 Expro Group Holdings NV 1.2 Welltower Inc 1.2 Weatherford International PLC 1.1 15.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Value Strategies Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Value Strategies Fund
Class Name	Fidelity® Value Strategies Fund Class K
Trading Symbol	FVSKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Value Strategies Fund for the period December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 58	0.59%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell Midcap Value Index for the fiscal year, especially within industrials. Also hurting our result were stock picks in health care and financials, primarily within the financial services industry.
•The largest individual relative detractor was an overweight in Acadia Healthcare (-60%). This was a position we established this period. The second-largest relative detractor was an overweight in Molina Healthcare (-50%). This period we increased our stake in Molina Healthcare. The company was one of our biggest holdings this period. Another notable relative detractor this period was avoiding Robinhood Markets, a benchmark component that gained roughly 242%.
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in information technology, primarily within the technology hardware & equipment industry. Stock picking and an underweight in real estate, primarily within the equity real estate investment trusts industry, also boosted the fund's relative performance. Also contributing to our result was an underweight in consumer staples, primarily within the household & personal products industry.
•The top individual relative contributor was an overweight in Sandisk (+360%). This was an investment we established this period. The company was among our largest holdings at period end. The second-largest relative contributor was an overweight in Western Digital (+222%). This was a stake we established this period. The company was the fund's largest holding at period end. Our stake in Jabil (+58%) also contributed. The stock was not held at period end.
•Notable changes in positioning include higher allocations to the health care and information technology sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2015 through November 30, 2025. Initial investment of $10,000. Class K $10,000 $10,476 $12,609 $11,878 $13,873 $14,426 $19,102 $20,170 $21,211 $27,339 $26,838 Russell Midcap® Value Index $10,000 $11,425 $13,019 $12,916 $14,255 $14,736 $18,618 $18,338 $18,201 $23,934 $24,619 Russell 3000® Index $10,000 $10,831 $13,243 $13,975 $16,140 $19,210 $24,270 $21,648 $24,378 $32,784 $37,239 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class K -1.83% 13.22% 10.38% Russell Midcap® Value Index 2.86% 10.81% 9.43% Russell 3000® Index 13.59% 14.15% 14.05% Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 1,697,060,005	$ 1,697,060,005
Holdings Count | shares	112	112
Advisory Fees Paid, Amount	$ 12,165,456
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$1,697,060,005
Number of Holdings	112
Total Advisory Fee	$12,165,456
Portfolio Turnover	57%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 19.7 Financials 16.8 Consumer Discretionary 11.6 Information Technology 9.4 Health Care 8.4 Energy 7.8 Real Estate 7.3 Materials 5.9 Utilities 5.5 Consumer Staples 5.2 Communication Services 2.0 Common Stocks 99.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 92.6 Canada 3.7 Portugal 1.0 Puerto Rico 1.0 Zambia 0.8 Hong Kong 0.6 Spain 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.6 Canada - 3.7 Portugal - 1.0 Puerto Rico - 1.0 Zambia - 0.8 Hong Kong - 0.6 Spain - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Western Digital Corp 2.4 Sandisk Corp/DE 2.2 First Solar Inc 1.6 Sempra 1.4 Imperial Oil Ltd 1.4 CVS Health Corp 1.3 Ventas Inc 1.2 Expro Group Holdings NV 1.2 Welltower Inc 1.2 Weatherford International PLC 1.1 15.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Value Strategies Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Value Strategies Fund
Class Name	Fidelity Advisor® Value Strategies Fund Class I
Trading Symbol	FASOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Value Strategies Fund for the period December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 70	0.71%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell Midcap Value Index for the fiscal year, especially within industrials. Also hurting our result were stock picks in health care and financials, primarily within the financial services industry.
•The largest individual relative detractor was an overweight in Acadia Healthcare (-60%). This was a position we established this period. The second-largest relative detractor was an overweight in Molina Healthcare (-50%). This period we increased our stake in Molina Healthcare. The company was one of our biggest holdings this period. Another notable relative detractor this period was avoiding Robinhood Markets, a benchmark component that gained roughly 242%.
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in information technology, primarily within the technology hardware & equipment industry. Stock picking and an underweight in real estate, primarily within the equity real estate investment trusts industry, also boosted the fund's relative performance. Also contributing to our result was an underweight in consumer staples, primarily within the household & personal products industry.
•The top individual relative contributor was an overweight in Sandisk (+360%). This was an investment we established this period. The company was among our largest holdings at period end. The second-largest relative contributor was an overweight in Western Digital (+222%). This was a stake we established this period. The company was the fund's largest holding at period end. Our stake in Jabil (+58%) also contributed. The stock was not held at period end.
•Notable changes in positioning include higher allocations to the health care and information technology sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2015 through November 30, 2025. Initial investment of $10,000. Class I $10,000 $10,457 $12,562 $11,814 $13,780 $14,304 $18,914 $19,943 $20,946 $26,962 $26,438 Russell Midcap® Value Index $10,000 $11,425 $13,019 $12,916 $14,255 $14,736 $18,618 $18,338 $18,201 $23,934 $24,619 Russell 3000® Index $10,000 $10,831 $13,243 $13,975 $16,140 $19,210 $24,270 $21,648 $24,378 $32,784 $37,239 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I -1.94% 13.07% 10.21% Russell Midcap® Value Index 2.86% 10.81% 9.43% Russell 3000® Index 13.59% 14.15% 14.05% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,697,060,005	$ 1,697,060,005
Holdings Count | shares	112	112
Advisory Fees Paid, Amount	$ 12,165,456
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$1,697,060,005
Number of Holdings	112
Total Advisory Fee	$12,165,456
Portfolio Turnover	57%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 19.7 Financials 16.8 Consumer Discretionary 11.6 Information Technology 9.4 Health Care 8.4 Energy 7.8 Real Estate 7.3 Materials 5.9 Utilities 5.5 Consumer Staples 5.2 Communication Services 2.0 Common Stocks 99.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 92.6 Canada 3.7 Portugal 1.0 Puerto Rico 1.0 Zambia 0.8 Hong Kong 0.6 Spain 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.6 Canada - 3.7 Portugal - 1.0 Puerto Rico - 1.0 Zambia - 0.8 Hong Kong - 0.6 Spain - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Western Digital Corp 2.4 Sandisk Corp/DE 2.2 First Solar Inc 1.6 Sempra 1.4 Imperial Oil Ltd 1.4 CVS Health Corp 1.3 Ventas Inc 1.2 Expro Group Holdings NV 1.2 Welltower Inc 1.2 Weatherford International PLC 1.1 15.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Value Strategies Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Value Strategies Fund
Class Name	Fidelity Advisor® Value Strategies Fund Class C
Trading Symbol	FVCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Value Strategies Fund for the period December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 169	1.71%

Expenses Paid, Amount	$ 169
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell Midcap Value Index for the fiscal year, especially within industrials. Also hurting our result were stock picks in health care and financials, primarily within the financial services industry.
•The largest individual relative detractor was an overweight in Acadia Healthcare (-60%). This was a position we established this period. The second-largest relative detractor was an overweight in Molina Healthcare (-50%). This period we increased our stake in Molina Healthcare. The company was one of our biggest holdings this period. Another notable relative detractor this period was avoiding Robinhood Markets, a benchmark component that gained roughly 242%.
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in information technology, primarily within the technology hardware & equipment industry. Stock picking and an underweight in real estate, primarily within the equity real estate investment trusts industry, also boosted the fund's relative performance. Also contributing to our result was an underweight in consumer staples, primarily within the household & personal products industry.
•The top individual relative contributor was an overweight in Sandisk (+360%). This was an investment we established this period. The company was among our largest holdings at period end. The second-largest relative contributor was an overweight in Western Digital (+222%). This was a stake we established this period. The company was the fund's largest holding at period end. Our stake in Jabil (+58%) also contributed. The stock was not held at period end.
•Notable changes in positioning include higher allocations to the health care and information technology sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2015 through November 30, 2025. Initial investment of $10,000. Class C $10,000 $10,349 $12,312 $11,464 $13,231 $13,592 $17,784 $18,561 $19,299 $24,775 $24,232 Russell Midcap® Value Index $10,000 $11,425 $13,019 $12,916 $14,255 $14,736 $18,618 $18,338 $18,201 $23,934 $24,619 Russell 3000® Index $10,000 $10,831 $13,243 $13,975 $16,140 $19,210 $24,270 $21,648 $24,378 $32,784 $37,239 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) -3.76% 11.92% 9.25% Class C -2.92% 11.92% 9.25% Russell Midcap® Value Index 2.86% 10.81% 9.43% Russell 3000® Index 13.59% 14.15% 14.05% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,697,060,005	$ 1,697,060,005
Holdings Count | shares	112	112
Advisory Fees Paid, Amount	$ 12,165,456
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$1,697,060,005
Number of Holdings	112
Total Advisory Fee	$12,165,456
Portfolio Turnover	57%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 19.7 Financials 16.8 Consumer Discretionary 11.6 Information Technology 9.4 Health Care 8.4 Energy 7.8 Real Estate 7.3 Materials 5.9 Utilities 5.5 Consumer Staples 5.2 Communication Services 2.0 Common Stocks 99.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 92.6 Canada 3.7 Portugal 1.0 Puerto Rico 1.0 Zambia 0.8 Hong Kong 0.6 Spain 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.6 Canada - 3.7 Portugal - 1.0 Puerto Rico - 1.0 Zambia - 0.8 Hong Kong - 0.6 Spain - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Western Digital Corp 2.4 Sandisk Corp/DE 2.2 First Solar Inc 1.6 Sempra 1.4 Imperial Oil Ltd 1.4 CVS Health Corp 1.3 Ventas Inc 1.2 Expro Group Holdings NV 1.2 Welltower Inc 1.2 Weatherford International PLC 1.1 15.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Value Strategies Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Value Strategies Fund
Class Name	Fidelity Advisor® Value Strategies Fund Class A
Trading Symbol	FSOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Value Strategies Fund for the period December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 95	0.96%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell Midcap Value Index for the fiscal year, especially within industrials. Also hurting our result were stock picks in health care and financials, primarily within the financial services industry.
•The largest individual relative detractor was an overweight in Acadia Healthcare (-60%). This was a position we established this period. The second-largest relative detractor was an overweight in Molina Healthcare (-50%). This period we increased our stake in Molina Healthcare. The company was one of our biggest holdings this period. Another notable relative detractor this period was avoiding Robinhood Markets, a benchmark component that gained roughly 242%.
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in information technology, primarily within the technology hardware & equipment industry. Stock picking and an underweight in real estate, primarily within the equity real estate investment trusts industry, also boosted the fund's relative performance. Also contributing to our result was an underweight in consumer staples, primarily within the household & personal products industry.
•The top individual relative contributor was an overweight in Sandisk (+360%). This was an investment we established this period. The company was among our largest holdings at period end. The second-largest relative contributor was an overweight in Western Digital (+222%). This was a stake we established this period. The company was the fund's largest holding at period end. Our stake in Jabil (+58%) also contributed. The stock was not held at period end.
•Notable changes in positioning include higher allocations to the health care and information technology sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2015 through November 30, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,833 $11,784 $11,059 $12,865 $13,320 $17,571 $18,480 $19,364 $24,858 $24,313 Russell Midcap® Value Index $10,000 $11,425 $13,019 $12,916 $14,255 $14,736 $18,618 $18,338 $18,201 $23,934 $24,619 Russell 3000® Index $10,000 $10,831 $13,243 $13,975 $16,140 $19,210 $24,270 $21,648 $24,378 $32,784 $37,239 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) -7.81% 11.46% 9.29% Class A (without 5.75% sales charge) -2.19% 12.79% 9.94% Russell Midcap® Value Index 2.86% 10.81% 9.43% Russell 3000® Index 13.59% 14.15% 14.05% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,697,060,005	$ 1,697,060,005
Holdings Count | shares	112	112
Advisory Fees Paid, Amount	$ 12,165,456
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$1,697,060,005
Number of Holdings	112
Total Advisory Fee	$12,165,456
Portfolio Turnover	57%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 19.7 Financials 16.8 Consumer Discretionary 11.6 Information Technology 9.4 Health Care 8.4 Energy 7.8 Real Estate 7.3 Materials 5.9 Utilities 5.5 Consumer Staples 5.2 Communication Services 2.0 Common Stocks 99.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 92.6 Canada 3.7 Portugal 1.0 Puerto Rico 1.0 Zambia 0.8 Hong Kong 0.6 Spain 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.6 Canada - 3.7 Portugal - 1.0 Puerto Rico - 1.0 Zambia - 0.8 Hong Kong - 0.6 Spain - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Western Digital Corp 2.4 Sandisk Corp/DE 2.2 First Solar Inc 1.6 Sempra 1.4 Imperial Oil Ltd 1.4 CVS Health Corp 1.3 Ventas Inc 1.2 Expro Group Holdings NV 1.2 Welltower Inc 1.2 Weatherford International PLC 1.1 15.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Stock Selector Mid Cap Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Stock Selector Mid Cap Fund
Class Name	Fidelity® Stock Selector Mid Cap Fund
Trading Symbol	FSSMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Stock Selector Mid Cap Fund for the period December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Stock Selector Mid Cap Fund	$ 65	0.64%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. mid-cap equities finished about where they started for the 12 months ending November 30, 2025. Share prices declined through early April amid increasing trade tension, but a 90-day pause in most tariffs on April 9 spurred a historically fast rebound, aided by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P MidCap 400 Index for the fiscal year, led by the consumer discretionary sector. Picks in financials, primarily among banks, as well as in health care and information technology, also boosted the fund's relative performance.
•The fund's non-benchmark stake in Howmet Aerospace gained approximately 73% and was the top individual relative contributor. The stock was one of the fund's largest holdings this period. Out-of-index exposure to Western Digital (+307%), a position we established this period, helped as well. Another notable relative contributor was an overweight in Coherent (+57%), where we increased our allocation, making it the fund's biggest holding at period end.
•In contrast, the largest relative detractors from performance versus the benchmark were stock selection and an underweight in energy. Investment choices in materials also hurt.
•The biggest individual relative detractor was an underweight in Lumentum Holdings (+274%), a position that was no longer held at period end. A non-benchmark stake in Baldwin Insurance Group returned -41% and hurt as well. An underweight in Comfort Systems USA (+99%), a holding we established this period, also proved detrimental to performance.
•Notable changes in positioning include increased exposure to the information technology sector and a lower allocation to materials stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2015 through November 30, 2025. Initial investment of $10,000. Fidelity® Stock Selector Mid Cap Fund $10,000 $10,573 $12,780 $13,231 $14,868 $16,242 $20,062 $19,174 $19,656 $26,030 $26,691 S&P MidCap 400® Index $10,000 $11,323 $13,421 $13,486 $14,680 $16,104 $20,368 $19,698 $19,928 $26,576 $26,515 S&P 500® Index $10,000 $10,806 $13,277 $14,111 $16,384 $19,244 $24,617 $22,350 $25,443 $34,066 $39,175 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Stock Selector Mid Cap Fund 2.54% 10.44% 10.32% S&P MidCap 400® Index -0.23% 10.49% 10.24% S&P 500® Index 15.00% 15.28% 14.63% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 2,207,566,570	$ 2,207,566,570
Holdings Count | shares	207	207
Advisory Fees Paid, Amount	$ 14,909,110
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$2,207,566,570
Number of Holdings	207
Total Advisory Fee	$14,909,110
Portfolio Turnover	55%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 24.2 Financials 15.9 Information Technology 14.1 Consumer Discretionary 11.3 Health Care 9.0 Real Estate 6.8 Materials 4.5 Consumer Staples 4.4 Energy 4.1 Utilities 3.5 Communication Services 1.3 Common Stocks 99.1 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 United States 93.3 Puerto Rico 1.1 Japan 1.1 United Kingdom 0.7 France 0.7 Chile 0.6 Canada 0.5 Finland 0.5 Grand Cayman (UK Overseas Ter) 0.5 Others 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.3 Puerto Rico - 1.1 Japan - 1.1 United Kingdom - 0.7 France - 0.7 Chile - 0.6 Canada - 0.5 Finland - 0.5 Grand Cayman (UK Overseas Ter) - 0.5 Others - 1.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Coherent Corp 1.9 Bancorp Inc/The 1.6 XPO Inc 1.5 Wesco International Inc 1.5 ITT Inc 1.4 Flowserve Corp 1.3 Carpenter Technology Corp 1.3 Twilio Inc Class A 1.2 CACI International Inc 1.2 MACOM Technology Solutions Holdings Inc 1.2 14.1
Fidelity Advisor Stock Selector Mid Cap Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Stock Selector Mid Cap Fund
Class Name	Fidelity Advisor® Stock Selector Mid Cap Fund Class Z
Trading Symbol	FSLZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Stock Selector Mid Cap Fund for the period December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 58	0.57%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. mid-cap equities finished about where they started for the 12 months ending November 30, 2025. Share prices declined through early April amid increasing trade tension, but a 90-day pause in most tariffs on April 9 spurred a historically fast rebound, aided by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P MidCap 400 Index for the fiscal year, led by the consumer discretionary sector. Picks in financials, primarily among banks, as well as in health care and information technology, also boosted the fund's relative performance.
•The fund's non-benchmark stake in Howmet Aerospace gained approximately 73% and was the top individual relative contributor. The stock was one of the fund's largest holdings this period. Out-of-index exposure to Western Digital (+307%), a position we established this period, helped as well. Another notable relative contributor was an overweight in Coherent (+57%), where we increased our allocation, making it the fund's biggest holding at period end.
•In contrast, the largest relative detractors from performance versus the benchmark were stock selection and an underweight in energy. Investment choices in materials also hurt.
•The biggest individual relative detractor was an underweight in Lumentum Holdings (+274%), a position that was no longer held at period end. A non-benchmark stake in Baldwin Insurance Group returned -41% and hurt as well. An underweight in Comfort Systems USA (+99%), a holding we established this period, also proved detrimental to performance.
•Notable changes in positioning include increased exposure to the information technology sector and a lower allocation to materials stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 1, 2017 through November 30, 2025. Initial investment of $10,000. Class Z $10,000 $11,615 $12,050 $13,568 $14,842 $18,358 $17,569 $18,030 $23,906 S&P MidCap 400® Index $10,000 $11,433 $11,488 $12,505 $13,718 $17,350 $16,780 $16,975 $22,639 S&P 500® Index $10,000 $11,819 $12,560 $14,584 $17,129 $21,912 $19,894 $22,647 $30,323 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 2.61% 10.57% 10.69% S&P MidCap 400® Index -0.23% 10.49% 9.66% S&P 500® Index 15.00% 15.28% 15.19% A From February 1, 2017 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Feb. 01, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,207,566,570	$ 2,207,566,570
Holdings Count | shares	207	207
Advisory Fees Paid, Amount	$ 14,909,110
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$2,207,566,570
Number of Holdings	207
Total Advisory Fee	$14,909,110
Portfolio Turnover	55%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 24.2 Financials 15.9 Information Technology 14.1 Consumer Discretionary 11.3 Health Care 9.0 Real Estate 6.8 Materials 4.5 Consumer Staples 4.4 Energy 4.1 Utilities 3.5 Communication Services 1.3 Common Stocks 99.1 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 United States 93.3 Puerto Rico 1.1 Japan 1.1 United Kingdom 0.7 France 0.7 Chile 0.6 Canada 0.5 Finland 0.5 Grand Cayman (UK Overseas Ter) 0.5 Others 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.3 Puerto Rico - 1.1 Japan - 1.1 United Kingdom - 0.7 France - 0.7 Chile - 0.6 Canada - 0.5 Finland - 0.5 Grand Cayman (UK Overseas Ter) - 0.5 Others - 1.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Coherent Corp 1.9 Bancorp Inc/The 1.6 XPO Inc 1.5 Wesco International Inc 1.5 ITT Inc 1.4 Flowserve Corp 1.3 Carpenter Technology Corp 1.3 Twilio Inc Class A 1.2 CACI International Inc 1.2 MACOM Technology Solutions Holdings Inc 1.2 14.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Stock Selector Mid Cap Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Stock Selector Mid Cap Fund
Class Name	Fidelity Advisor® Stock Selector Mid Cap Fund Class M
Trading Symbol	FMCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Stock Selector Mid Cap Fund for the period December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 120	1.19%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. mid-cap equities finished about where they started for the 12 months ending November 30, 2025. Share prices declined through early April amid increasing trade tension, but a 90-day pause in most tariffs on April 9 spurred a historically fast rebound, aided by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P MidCap 400 Index for the fiscal year, led by the consumer discretionary sector. Picks in financials, primarily among banks, as well as in health care and information technology, also boosted the fund's relative performance.
•The fund's non-benchmark stake in Howmet Aerospace gained approximately 73% and was the top individual relative contributor. The stock was one of the fund's largest holdings this period. Out-of-index exposure to Western Digital (+307%), a position we established this period, helped as well. Another notable relative contributor was an overweight in Coherent (+57%), where we increased our allocation, making it the fund's biggest holding at period end.
•In contrast, the largest relative detractors from performance versus the benchmark were stock selection and an underweight in energy. Investment choices in materials also hurt.
•The biggest individual relative detractor was an underweight in Lumentum Holdings (+274%), a position that was no longer held at period end. A non-benchmark stake in Baldwin Insurance Group returned -41% and hurt as well. An underweight in Comfort Systems USA (+99%), a holding we established this period, also proved detrimental to performance.
•Notable changes in positioning include increased exposure to the information technology sector and a lower allocation to materials stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2015 through November 30, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $10,154 $12,222 $12,600 $14,098 $15,325 $18,836 $17,912 $18,269 $24,074 $24,549 S&P MidCap 400® Index $10,000 $11,323 $13,421 $13,486 $14,680 $16,104 $20,368 $19,698 $19,928 $26,576 $26,515 S&P 500® Index $10,000 $10,806 $13,277 $14,111 $16,384 $19,244 $24,617 $22,350 $25,443 $34,066 $39,175 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) -1.59% 9.10% 9.40% Class M (without 3.50% sales charge) 1.98% 9.88% 9.79% S&P MidCap 400® Index -0.23% 10.49% 10.24% S&P 500® Index 15.00% 15.28% 14.63% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,207,566,570	$ 2,207,566,570
Holdings Count | shares	207	207
Advisory Fees Paid, Amount	$ 14,909,110
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$2,207,566,570
Number of Holdings	207
Total Advisory Fee	$14,909,110
Portfolio Turnover	55%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 24.2 Financials 15.9 Information Technology 14.1 Consumer Discretionary 11.3 Health Care 9.0 Real Estate 6.8 Materials 4.5 Consumer Staples 4.4 Energy 4.1 Utilities 3.5 Communication Services 1.3 Common Stocks 99.1 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 United States 93.3 Puerto Rico 1.1 Japan 1.1 United Kingdom 0.7 France 0.7 Chile 0.6 Canada 0.5 Finland 0.5 Grand Cayman (UK Overseas Ter) 0.5 Others 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.3 Puerto Rico - 1.1 Japan - 1.1 United Kingdom - 0.7 France - 0.7 Chile - 0.6 Canada - 0.5 Finland - 0.5 Grand Cayman (UK Overseas Ter) - 0.5 Others - 1.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Coherent Corp 1.9 Bancorp Inc/The 1.6 XPO Inc 1.5 Wesco International Inc 1.5 ITT Inc 1.4 Flowserve Corp 1.3 Carpenter Technology Corp 1.3 Twilio Inc Class A 1.2 CACI International Inc 1.2 MACOM Technology Solutions Holdings Inc 1.2 14.1
Fidelity Advisor Stock Selector Mid Cap Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Stock Selector Mid Cap Fund
Class Name	Fidelity Advisor® Stock Selector Mid Cap Fund Class I
Trading Symbol	FMCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Stock Selector Mid Cap Fund for the period December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 69	0.69%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. mid-cap equities finished about where they started for the 12 months ending November 30, 2025. Share prices declined through early April amid increasing trade tension, but a 90-day pause in most tariffs on April 9 spurred a historically fast rebound, aided by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P MidCap 400 Index for the fiscal year, led by the consumer discretionary sector. Picks in financials, primarily among banks, as well as in health care and information technology, also boosted the fund's relative performance.
•The fund's non-benchmark stake in Howmet Aerospace gained approximately 73% and was the top individual relative contributor. The stock was one of the fund's largest holdings this period. Out-of-index exposure to Western Digital (+307%), a position we established this period, helped as well. Another notable relative contributor was an overweight in Coherent (+57%), where we increased our allocation, making it the fund's biggest holding at period end.
•In contrast, the largest relative detractors from performance versus the benchmark were stock selection and an underweight in energy. Investment choices in materials also hurt.
•The biggest individual relative detractor was an underweight in Lumentum Holdings (+274%), a position that was no longer held at period end. A non-benchmark stake in Baldwin Insurance Group returned -41% and hurt as well. An underweight in Comfort Systems USA (+99%), a holding we established this period, also proved detrimental to performance.
•Notable changes in positioning include increased exposure to the information technology sector and a lower allocation to materials stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2015 through November 30, 2025. Initial investment of $10,000. Class I $10,000 $10,575 $12,787 $13,251 $14,894 $16,268 $20,091 $19,197 $19,675 $26,048 $26,696 S&P MidCap 400® Index $10,000 $11,323 $13,421 $13,486 $14,680 $16,104 $20,368 $19,698 $19,928 $26,576 $26,515 S&P 500® Index $10,000 $10,806 $13,277 $14,111 $16,384 $19,244 $24,617 $22,350 $25,443 $34,066 $39,175 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 2.49% 10.41% 10.32% S&P MidCap 400® Index -0.23% 10.49% 10.24% S&P 500® Index 15.00% 15.28% 14.63% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,207,566,570	$ 2,207,566,570
Holdings Count | shares	207	207
Advisory Fees Paid, Amount	$ 14,909,110
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$2,207,566,570
Number of Holdings	207
Total Advisory Fee	$14,909,110
Portfolio Turnover	55%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 24.2 Financials 15.9 Information Technology 14.1 Consumer Discretionary 11.3 Health Care 9.0 Real Estate 6.8 Materials 4.5 Consumer Staples 4.4 Energy 4.1 Utilities 3.5 Communication Services 1.3 Common Stocks 99.1 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 United States 93.3 Puerto Rico 1.1 Japan 1.1 United Kingdom 0.7 France 0.7 Chile 0.6 Canada 0.5 Finland 0.5 Grand Cayman (UK Overseas Ter) 0.5 Others 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.3 Puerto Rico - 1.1 Japan - 1.1 United Kingdom - 0.7 France - 0.7 Chile - 0.6 Canada - 0.5 Finland - 0.5 Grand Cayman (UK Overseas Ter) - 0.5 Others - 1.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Coherent Corp 1.9 Bancorp Inc/The 1.6 XPO Inc 1.5 Wesco International Inc 1.5 ITT Inc 1.4 Flowserve Corp 1.3 Carpenter Technology Corp 1.3 Twilio Inc Class A 1.2 CACI International Inc 1.2 MACOM Technology Solutions Holdings Inc 1.2 14.1